Revenue from contracts with customers - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Deferred revenue, current	$ 19	$ 25
Deferred revenue, noncurrent	$ 42	$ 10